Equity (Quarterly Distributions of Available Cash) (Details) - $ / shares	3 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013
ETP [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017	Nov. 07, 2016	Aug. 08, 2016	May 06, 2016	Feb. 08, 2016	Nov. 05, 2015	Aug. 06, 2015	May 08, 2015	Feb. 06, 2015	Nov. 03, 2014	Aug. 04, 2014	May 05, 2014	Feb. 07, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017	Nov. 14, 2016	Aug. 15, 2016	May 16, 2016	Feb. 16, 2016	Nov. 16, 2015	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.7033	$ 0.7033	$ 0.7033	$ 0.7033	$ 0.7033	$ 0.7033	$ 0.6900	$ 0.6767	$ 0.6633	$ 0.6500	$ 0.6367	$ 0.6233	$ 0.6133
Sunoco Logistics [Member]
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record	Feb. 07, 2017	Nov. 09, 2016	Aug. 08, 2016	May 09, 2016	Feb. 08, 2016	Nov. 09, 2015	Aug. 10, 2015	May 11, 2015	Feb. 09, 2015	Nov. 07, 2014	Aug. 08, 2014	May 09, 2014	Feb. 10, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017	Nov. 14, 2016	Aug. 12, 2016	May 13, 2016	Feb. 12, 2016	Nov. 13, 2015	Aug. 14, 2015	May 15, 2015	Feb. 13, 2015	Nov. 14, 2014	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.5200	$ 0.5100	$ 0.5000	$ 0.4890	$ 0.4790	$ 0.4580	$ 0.4380	$ 0.4190	$ 0.4000	$ 0.3825	$ 0.3650	$ 0.3475	$ 0.3312